GOODWILL AND ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL AND ACQUISITIONS [Abstract]
Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill are as follows:

	As of December 31,
	2020	2021
	$	$

At the beginning of the financial year	30,952	216,278
Acquisition	200,573	327,026
Disposals	(15,247)	–
Foreign currency translation	–	(3,680)
At the end of the financial year	216,278	539,624

Allocation of Purchase Price
The allocation of the purchase price as of the date of acquisition is summarized as follows:

$
Cash and cash equivalent	53,757
Others	6,383
Total assets acquired	60,140

Income tax payable	(25,682)
Others	(4,763)
Total liabilities assumed	(30,445)
Net assets acquired	29,695

Fulfilled by:
Share consideration(1)	270,733
Cash consideration	85,988
Goodwill	327,026

(1)	Measured based on the fair value of the Company’s ordinary shares on the date of acquisition.